Organization and business (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Aug. 30, 2024	Feb. 16, 2024	Aug. 18, 2023	Nov. 22, 2022	Aug. 03, 2022	Dec. 07, 2021	Nov. 23, 2021	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 20, 2024	Aug. 23, 2023	Jul. 29, 2023
Sale of stock price per share	$ 10.00
Warrants price per share								$ 0.01
Investment of cash in trust account								$ 365,224	$ 174,303
Common stock, par value										$ 0.0001
Offering price								$ 18.00
Redeem shares issued, amount	$ 54,800,000
Share price														$ 6.22
Cash								$ 49,100,000
Working capital								$ (54,100,000)
P I P E Investor [Member]
Number of shares issued	400,000
Number of shares issued for service	200,000
Promissory notes	$ 1,750,000
EF Hutton [Member]
Promissory notes	5,700,000
Greenberg Traurig L L P [Member]
Promissory notes	3,200,000
Sponsor [Member]
Promissory notes	$ 603,623
Seamless Group Inc [Member]
Number of shares issued for acquisitions	40,000,000
Number of shares issued for service	290,000
Underwriting Agreement [Member]
Percentage of underwriting discount							0.50%
Percent of underwriting deferred fee							3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Proceeds from issuance initial public offering gross							$ 5,999,964
InFint Acquisition Corporation [Member]
Deferred underwriting commissions							$ 5,999,964
Warrants price per share							$ 11.50			$ 0.01
Transaction costs							$ 9,351,106
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Ownership interest										50.00%
Business combination tangible assets net										$ 5,000,001
Investment of cash in trust account										$ 2,540,000	$ 2,999,982
Offering price										$ 18.00
Cash										$ 43,509
Working capital										4,516,047
Capital contribution										2,540,000	$ 2,999,982
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents										43,509
InFint Acquisition Corporation [Member] | Trust Account [Member]
Deposits										$ 800,000			$ 160,000
Share price													$ 0.04
InFint Acquisition Corporation [Member] | Seamless Group Inc [Member]
Business combination to redeem, percentage										100.00%
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | Subsequent Event [Member]
Deposits												$ 80,000
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | Trust Account [Member]
Deposits									$ 1,740,000				$ 290,000
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | Seamless Group Inc [Member]
Investment of cash in trust account				$ 2,999,982
InFint Acquisition Corporation [Member] | Business Combination Agreement [Member] | FINTECH Merger Sub-Corp [Member]
Business combination consideration transferred					$ 400,000,000
Common stock, par value					$ 0.0001
Offering price					$ 10.00
InFint Acquisition Corporation [Member] | Transaction Agreement [Member]
Sale of stock price per share										$ 10.15
InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Percentage of underwriting discount							0.50%
Percent of underwriting deferred fee							3.00%
InFint Acquisition Corporation [Member] | Underwriters Agreement [Member] | Deferred Fee [Member]
Proceeds from issuance initial public offering gross							$ 5,999,964
Common Class A [Member] | InFint Acquisition Corporation [Member]
Sale of stock price per share			$ 10.94							12.00
Common stock, par value										0.0001	$ 0.0001
Redeem shares issued			2,176,003
Redeem shares issued, amount			$ 23,800,000
Redeem shares issued, trust amount			$ 81,100,000
Common Class A [Member] | InFint Acquisition Corporation [Member] | Subsequent Event [Member]
Sale of stock price per share		$ 11.36
Redeem shares issued		2,661,404
Redeem shares issued, amount		$ 30,260,000
Redeem shares issued, trust amount		53,970,000
Tax payable		$ 100,000
Common Class B [Member] | EF Hutton [Member]
Number of shares issued							69,999
Common Class B [Member] | Jones Trading [Member]
Number of shares issued							30,000
Common Class B [Member] | InFint Acquisition Corporation [Member]
Number of shares issued							99,999
Offering costs							$ 9,351,106
Common stock, par value										$ 0.0001	$ 0.0001
Common Class B [Member] | InFint Acquisition Corporation [Member] | EF Hutton [Member]
Number of shares issued										69,999	69,999
Common Class B [Member] | InFint Acquisition Corporation [Member] | Jones Trading [Member]
Number of shares issued										30,000	30,000
Common Class B [Member] | InFint Acquisition Corporation [Member] | Sponsor [Member]
Number of shares issued											5,733,084
IPO [Member] | Underwriting Agreement [Member]
Proceeds from issuance initial public offering gross							$ 2,499,985
Percentage of underwriting discount							1.25%
IPO [Member] | InFint Acquisition Corporation [Member]
Sale of stock price per share							$ 10.15			$ 10.15
Proceeds from issuance initial public offering gross							$ 202,998,782
Offering price										$ 10.15
IPO [Member] | InFint Acquisition Corporation [Member] | Sponsor [Member]
Capital contribution						$ 25,100
Notes issued						$ 400,000
IPO [Member] | InFint Acquisition Corporation [Member] | Underwriting Agreement [Member]
Proceeds from issuance initial public offering gross							$ 2,499,985
Percentage of underwriting discount							1.25%
IPO [Member] | Common Class A [Member]
Number of shares issued							17,391,200
Sale of stock price per share							$ 10.00
Proceeds from issuance initial public offering gross							$ 199,998,800
IPO [Member] | Common Class A [Member] | InFint Acquisition Corporation [Member]
Number of shares issued							19,999,880
Sale of stock price per share							$ 10.00
Proceeds from issuance initial public offering gross							$ 199,998,800
Offering costs							9,351,106
Deferred underwriting commissions							5,999,964
Underwriting fees							2,499,985
Sale of stock consideration on transaction, fair value							268,617
Other offering costs							$ 582,540
Over-Allotment Option [Member] | InFint Acquisition Corporation [Member]
Number of shares issued							2,608,680
Over-Allotment Option [Member] | Common Class A [Member]
Number of shares issued							2,608,680
Sale of stock price per share							$ 10.00
Private Placement Warrants [Member]
Proceeds from warrants							$ 202,998,782
Private Placement Warrants [Member] | InFint Acquisition Corporation [Member]
Warrants issued, shares							7,796,842
Warrants price per share							$ 1.00
Proceeds from warrants							$ 7,796,842
Private Placement [Member]
Number of shares issued	136,110
Proceeds from issuance or sale of equity	$ 1,750,000
Private Placement [Member] | Common Class A [Member]
Sale of stock price per share							$ 1.00
Proceeds from issuance initial public offering gross							$ 7,796,842
Sale of additional private warrants							7,032,580
Private Warrants [Member]
Warrants issued, shares	7,796,842
Private Warrants [Member] | Common Class A [Member]
Sale of stock price per share							$ 1.00
Sale of additional private warrants							764,262
Initial Public Offering And Private Placement [Member] | Common Class A [Member]
Proceeds from issuance initial public offering gross							$ 207,795,642
P I P E Investor [Member]
Number of shares issued	400,000
Promissory notes	$ 1,940,000